Basis of measurement - Income tax (Details)	12 Months Ended
Dec. 31, 2022 BRL (R$)
Income Tax
Rate for income tax and social contribution (in percent)	34.00%
Amount of unrecognized tax losses or tax credits	R$ 0
Companies under the deemed income system
Income Tax
Rate for income tax and social contribution (in percent)	15.00%
Percentage of surcharge applied to income tax taxable income in excess of R$ 240	10.00%
Percentage of surcharge applied to social contribution	9.00%
Percentage of gross revenue	32.00%
Companies under the taxable income system
Income Tax
Rate for income tax and social contribution (in percent)	15.00%
Percentage of surcharge applied to income tax taxable income in excess of R$ 240	10.00%
Percentage of surcharge applied to social contribution	9.00%
Maximum taxable income tax loss carry forward and negative basis of social contribution (in percent)	30.00%